Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Financial Instruments Recognized in the Consolidated Statements of Financial Position and Related Effect on the Consolidated Statements of (Loss)

2017	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (3)	Loans and receivables (1)	Debt At amortized cost (2)	Fair value
Financial assets
Long-term financial assets	3,012	1,333	1,679	—	3,012
Customer accounts receivables and related receivables	1,265	—	1,265	—	1,265
Other current financial assets	378	—	378	—	378
Cash and cash equivalents	137,880	137,880	—	—	137,880

Total financial assets	142,534	139,213	3,321	—	142,534

Financial liabilities
Long-term conditional advances	1,825	—	—	1,825	1,825
Long term financial rent debt	—	—	—	—	—
Other long-term liabilities	8,869	—	—	8,869	8,869
Short-term conditional advances	2,325	—	—	2,325	2,325
Short - term financial rent debt	—	—	—	—	—
Other short-term liabilities	15,751	—	—	15,751	15,751
Account payable and other liabilities	16,941	—	—	16,941	16,941

Total financial liabilities	45,711	—	—	45,711	45,711

2018	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (1)	Financial assets at amortized cost	Non- derivative financial liabilities (3)	Fair value (2)
Financial assets
Long-term financial assets	6,033	432	5,600	—	6,033
Customer accounts receivables and related receivables	—	—	—	—	—
Other current financial assets	912	—	912	—	912
Cash and cash equivalents	122,770	—	122,770	—	122,770

Total financial assets	129,715	432	129,283	—	129,715

Financial liabilities	—	—	—	—	—
Long-term conditional advances	1,278	—	—	1,278	1,278
Long term financial rent debt	—	—	—	—	—
Other long-term liabilities	4,105	—	—	4,105	4,105
Short-term conditional advances	1,201	—	—	1,201	1,201
Short - term financial rent debt	—	—	—	—	—
Other short-term liabilities	12,506	—	—	12,506	12,506
Account payable and other liabilities	28,567	—	—	28,567	28,567

Total financial liabilities	47,656	—	—	47,656	47,656

2019	Book value in the Consolidated Statements of Financial Position	Fair value through Consolidated Statements of (Loss) (1)	Financial assets at amortized cost	Non- derivative financial liabilities (3)	Fair value (2)
Financial assets
Pledged securities and other non-current financial assets	4,314	—	4,314	—	4,314
Deposits	1,359	—	1,359	—	1,359
Liquidity contract	1,051	1,051	—	—	1,051
Other current financial assets	679	—	679	—	679
Cash and cash equivalents	172,027	—	172,027	—	172,027

Total financial assets	179,430	1,051	178,379	—	179,430

Financial liabilities
Conditional advances	1,298	—	—	1,298	1,298
Lease debt	22,860	—	—	22,860	22,860
Other liabilities	22,268	—	—	22,268	22,268
Supplier accounts payable	21,368	—	—	21,368	21,368

Total financial liabilities	67,794	—	—	67,794	67,794

(1)	The fair value of financial assets as fair value through Consolidated Statements of (Loss) is determined based on Level 1 fair value measurements and corresponds to the market value of the assets.
(2)	The fair value of “financial assets at amortized cost” as per IFRS 9 or “loans and receivables” as per IAS 39 corresponds to the value reported in the Consolidated Statements of Financial Position.
(3)	The book amount of “Non-derivative financial liabilities” as per IFRS 9 is deemed to be a reasonable estimation of fair value.